Foreign Currency Derivative Instruments	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Foreign Currency Derivative Instruments [Abstract]
Foreign Currency Derivative Instruments
Foreign Currency Derivative Instruments

As a large global organization, the Company faces exposure to adverse movements in foreign currency exchange rates. During the ordinary course of business, the Company enters into certain contracts denominated in foreign currency. Potential foreign currency exposures arising from these contracts are analyzed during the contract bidding process. The Company generally manages these transactions by incurring costs to service such contracts in the same currency in which revenue is received. Short-term contract financing requirements are met by borrowing in the same currency. By generally matching revenues, costs and borrowings to the same currency, the Company has been able to substantially mitigate foreign currency risk to earnings. However, as business practices evolve, the Company is increasing its use of offshore support and is therefore becoming more exposed to currency fluctuations.

The Company established policies and procedures to manage the exposure to fluctuations in foreign currency by using short-term foreign currency forward and option contracts to hedge certain foreign currency assets and liabilities, including intercompany loans and certain revenues denominated in non-functional currencies. For accounting purposes, these foreign currency contracts are not designated as hedges, as defined under ASC 815, “Derivatives and Hedging,” and all changes in fair value are reported as part of other (income) expense. The Company uses these instruments as economic hedges and not for speculative or trading purposes.

The notional amount of the foreign currency forward contracts outstanding as of June 28, 2013 and March 29, 2013 was $893 million and $993 million, respectively. The notional amount of option contracts outstanding as of June 28, 2013 and March 29, 2013 was $583 million and $744 million, respectively.

The estimated fair values of the foreign currency derivative assets and liabilities were $8 million and $17 million, respectively, as of June 28, 2013, and $5 million and $11 million, respectively, as of March 29, 2013 (see Note 6).

As a result of the use of derivative instruments, the Company is subject to counterparty credit risk. To mitigate this risk, the Company enters into forward and option contracts with several financial institutions and regularly reviews its credit exposure and the creditworthiness of the counterparties. As of June 28, 2013, there were seven counterparties with concentration of credit risk. The maximum amount of loss, based on gross fair value of the foreign currency derivative instruments that the Company could incur, is $7 million.

In the Consolidated Condensed Balance Sheets, it is the Company's policy to not offset derivative assets and liabilities despite the existence of enforceable master netting arrangements with some of its counterparties. The following table provides information about the potential effect of such netting arrangements on the Company's derivative instruments:

	Fair Value as of
	June 28, 2013		March 29, 2013
(Amounts in millions)	Assets	Liabilities	Assets	Liabilities
Gross derivatives recognized in consolidated condensed balance sheets	$8	$17	$5	$11
Gross amounts not offset in the consolidated condensed balance sheets (1)	1	1	2	2
Net amount	$7	$16	$3	$9

(1) These amounts represent the fair value of derivative instruments subject to enforceable master netting arrangements that the Company has elected to not offset. The Company's derivative contracts do not require it to hold or post financial collateral.

Foreign Currency Derivative Instruments

As a large global organization, the Company faces exposure to adverse movements in foreign currency exchange rates. During the ordinary course of business, the Company enters into certain contracts denominated in foreign currency. Potential foreign currency exposures arising from these contracts are analyzed during the contract bidding process. The Company generally manages these transactions by incurring costs to service contracts in the same currency in which revenue is received. Short-term contract financing requirements are met by borrowing in the same currency. By generally matching revenues, costs and borrowings to the same currency, the Company has been able to substantially mitigate foreign currency risk to earnings. However, as business practices evolve, the Company is increasing its use of offshore support and is therefore becoming more exposed to currency fluctuations.

The Company established policies and procedures to manage the exposure to fluctuations in foreign currency by using short-term foreign currency forward and option contracts to hedge certain foreign currency assets and liabilities, including intercompany loans, and certain revenues denominated in non-functional currencies. The Company uses these instruments as economic hedges and not for speculative or trading purposes. For accounting purposes, these foreign currency contracts are not designated as hedges, as defined under ASC 815, “Derivatives and Hedging” and all changes in fair value are reported as part of other (income) expense.

The notional amount of the foreign currency forward contracts outstanding as of March 29, 2013 and March 30, 2012 was $993 million and $2,138 million, respectively. The notional amount of option contracts outstanding as of March 29, 2013 and March 30, 2012 was $744 million and $785 million, respectively.

The estimated fair values of the foreign currency derivative assets and liabilities were $5 million and $11 million, respectively, as of March 29, 2013, and $12 million and $14 million, respectively, as of March 30, 2012 (see Note 6).

As a result of the use of derivative instruments, the Company is subject to counterparty credit risks. To mitigate this risk, the Company enters into forward and option contracts with several financial institutions and regularly reviews its credit exposure and the creditworthiness of the counterparties. As of March 29, 2013, there were four counterparties with concentration of credit risk. The maximum amount of loss for the four counterparties, based on gross fair value of the foreign currency derivative instruments, that the Company could incur, is $5 million.

In the Consolidated Condensed Balance Sheets, it is the Company's policy to not offset derivative assets and liabilities despite the existence of enforceable master netting arrangements with some of its counterparties. The following table provides information about the potential effect of such netting arrangements on the Company's derivative instruments:

	Fair Value as of
	March 29, 2013		March 30, 2012
(Amounts in millions)	Assets	Liabilities	Assets	Liabilities
Gross derivatives recognized in consolidated condensed balance sheets	$5	$11	$12	$14
Gross amounts not offset in the consolidated condensed balance sheets (1)	2	2	2	2
Net amount	$3	$9	$10	$12

(1) These amounts represent the fair value of derivative instruments subject to enforceable master netting arrangements that the Company has elected to not offset. The Company's derivative contracts do not require it to hold or post financial collateral.